                                                                     Rule 497(e)
                                                                     -----------


              Heartland Short Duration High-Yield Municipal Fund
                    Heartland High-Yield Municipal Bond Fund

                       Supplement Dated November 15, 1999
                        to Prospectus Dated May 1, 1999

Effective November 15, 1999, the business address of the Heartland Funds and their investment advisor, Heartland Advisors, Inc., is changed to 789 North Water Street, Milwaukee, Wisconsin 53202. The telephone numbers, 1-800-432-7856 and (414) 289-7000, remain unchanged.

Beginning in December 1999, Fund dividends and capital gain distributions that are reinvested will be confirmed on your account statement for the quarter in which the reinvestment is made (see page 43 of the prospectus).

Questions on these changes may be directed to Heartland Advisors at the above address or telephone numbers.

                          ___________________________

                                                                     Rule 497(e)
                                                                     -----------


                        Heartland Large Cap Value Fund
                         Heartland Mid Cap Value Fund
                           Heartland Value Plus Fund
                              Heartland Value Fund
                           Heartland Government Fund

                       Supplement Dated November 15, 1999
                        to Prospectus Dated May 1, 1999

Effective November 15, 1999, the business address of the Heartland Funds and their investment advisor, Heartland Advisors, Inc., is changed to 789 North Water Street, Milwaukee, Wisconsin 53202. The telephone numbers, 1-800-432-7856 and (414) 289-7000, remain unchanged.

Beginning in December 1999, Fund dividends and capital gain distributions that are reinvested will be confirmed on your account statement for the quarter in which the reinvestment is made (see page 53 of the prospectus).

Questions on these changes may be directed to Heartland Advisors at the above address or telephone numbers.

                          ___________________________

                                                                     Rule 497(e)
                                                                     -----------

                       Heartland Taxable Short Duration
                                 Municipal Fund

                       Supplement Dated November 15, 1999
                     to Prospectus Dated December 29, 1998

Effective November 15, 1999, the business address of the Heartland Funds and their investment advisor, Heartland Advisors, Inc., is changed to 789 North Water Street, Milwaukee, Wisconsin 53202. Their telephone numbers, 1-800-432-7856 and (414) 289-7000, remain unchanged.

Beginning in December 1999, Fund dividends and capital gain distributions that are reinvested will be confirmed on your account statement for the quarter in which the reinvestment is made (see page 21 of the prospectus).

Questions on these changes may be directed to Heartland Advisors at the above address or telephone numbers.

                          ___________________________

                                                                     Rule 497(e)
                                                                     -----------


                       Heartland Wisconsin Tax Free Fund

                       Supplement Dated November 15, 1999
                        to Prospectus Dated May 1, 1999

Effective November 15, 1999, the business address of the Heartland Funds and their investment advisor, Heartland Advisors, Inc., is changed to 789 North Water Street, Milwaukee, Wisconsin 53202. The telephone numbers, 1-800-432-7856 and (414) 289-7000, remain unchanged.

Beginning in December 1999, Fund dividends and capital gain distributions that are reinvested will be confirmed on your account statement for the quarter in which the reinvestment is made (see page 37 of the prospectus).

Questions on these changes may be directed to Heartland Advisors at the above address or telephone numbers.

                          ___________________________